Accounts Receivable - Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred proceeds receivables from sales of accounts receivables	$ 116		$ 97
Accounts receivable sold, uncolleced at balance sheet date	766		815
Accounts receivable sales	3,699		3,218		2,374
Deferred proceeds	639		386		307
Loss on sale of accounts receivables	21		20		15
Estimated (decrease) increase to operating cash flows	$ (78)	[1]	$ 133	[1]	$ 106	[1]

[1]	Represents the difference between current and prior year fourth quarter receivable sales adjusted for the effects of: (i) the deferred proceeds, (ii) collections prior to the end of the year and (iii) currency.